United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 08/31/09

Item 1.                      Schedule of Investments

Federated Total Return Bond Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Principal Amount or Shares	Value

		CORPORATE BONDS--28.5%
		Basic Industry - Chemicals--0.4%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,297,671
5,320,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	5,804,524
1,050,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	1,137,660
3,650,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	4,051,359
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	504,486
500,000		Du Pont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 4.125%, 4/30/2010	512,549
1,860,000		Praxair, Inc., 4.625%, 3/30/2015	1,994,373
3,000,000		Rohm & Haas Co., 6.00%, 9/15/2017	2,957,748
		TOTAL	18,260,370
		Basic Industry - Metals & Mining--0.9%
650,000		Alcan, Inc., 5.00%, 6/1/2015	659,239
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,337,192
5,030,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	5,524,796
3,100,000		ArcelorMittal, 6.125%, 6/1/2018	2,992,275
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,741,903
3,000,000		BHP Finance (USA), Inc., 6.50%, 4/1/2019	3,460,428
3,750,000		Barrick Gold Corp., 6.95%, 4/1/2019	4,360,527
3,000,000		Barrick N.A. Finance LLC, Company Guarantee, 6.80%, 9/15/2018	3,401,467
420,000	1,2	Codelco, Inc., 4.75%, 10/15/2014	446,880
1,210,000	1,2	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,137,143
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,270,161
5,430,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	5,779,788
2,410,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	2,575,425
2,200,000	1,2	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,275,408
		TOTAL	37,962,632
		Basic Industry - Paper--0.2%
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,625,333
910,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	932,750
342,000		Westvaco Corp., 7.65%, 3/15/2027	321,236
2,550,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	2,377,227
4,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	3,373,444
		TOTAL	8,629,990
		Capital Goods - Aerospace & Defense--0.4%
470,000	1,2	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	475,914
600,000	1,2	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	625,976
100,000		Boeing Capital Corp., Sr. Note, Series XI, 2.233%, 11/15/2009	99,355
1,220,000		Boeing Co., 4.875%, 2/15/2020	1,241,648
4,500,000		Boeing Co., Note, 5.125%, 2/15/2013	4,845,817
3,925,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	3,944,625
2,910,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	3,040,989
2,165,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	2,315,807
1,000,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,056,114
		TOTAL	17,646,245
		Capital Goods - Building Materials--0.0%
1,750,000		RPM International, Inc., 6.50%, 2/15/2018	1,608,488
		Capital Goods - Construction Machinery--0.2%
400,000		Caterpillar Financial Services Corporation, Unsub., 4.30%, 6/1/2010	411,577
5,000,000		Caterpillar, Inc., 7.00%, 12/15/2013	5,760,322
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	66,712
500,000		John Deere Capital Corp., 7.00%, 3/15/2012	558,149
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,687,297
100,000		John Deere Capital Corp., Sr. Note, Series D, 1.312%, 12/18/2009	100,115
		TOTAL	9,584,172
		Capital Goods - Diversified Manufacturing--0.8%
3,540,000		Dover Corp., Note, 5.45%, 3/15/2018	3,812,274
1,230,000		Emerson Electric Co., 4.875%, 10/15/2019	1,281,535
2,000,000		Emerson Electric Co., Unsecd. Note, 7.125%, 8/15/2010	2,128,561
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,642,432
3,560,000		Harsco Corp., 5.75%, 5/15/2018	3,630,927
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	673,754
4,040,000		Hubbell, Inc., 5.95%, 6/1/2018	4,092,461
2,000,000	1,2	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	2,292,319
1,745,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,833,642
2,520,000		Roper Industries, Inc., 6.625%, 8/15/2013	2,698,555
4,740,000		Textron Financial Corp., 5.40%, 4/28/2013	4,182,424
1,820,000	1,2	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,082,900
3,500,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	3,599,934
3,680,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	3,741,084
		TOTAL	37,692,802
		Capital Goods - Environmental--0.1%
2,840,000	1,2	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2019	2,819,694
1,500,000		Waste Management, Inc., 7.375%, 3/11/2019	1,723,529
		TOTAL	4,543,223
		Capital Goods - Packaging--0.0%
940,000		Pactiv Corp., 6.40%, 1/15/2018	993,634
		Communications - Media & Cable--0.6%
182,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	210,710
4,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	5,170,803
6,335,000		Cox Communications, Inc., 7.125%, 10/1/2012	7,029,721
1,250,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,340,239
1,270,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	1,526,447
7,270,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	8,957,475
3,200,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	3,368,093
		TOTAL	27,603,488
		Communications - Media Noncable--0.3%
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	269,179
6,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	7,010,577
1,760,000	1,2	News America, Inc., 5.65%, 8/15/2020	1,806,560
1,000,000	1,2	News America, Inc., 6.90%, 8/15/2039	1,060,288
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,558,730
		TOTAL	12,705,334
		Communications - Telecom Wireless--0.4%
7,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	9,775,895
3,460,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	3,629,782
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	491,683
4,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	5,029,509
		TOTAL	18,926,869
		Communications - Telecom Wirelines--1.5%
27,200,000		AT&T, Inc., 6.70%, 11/15/2013	30,943,793
3,600,000		Alltel Corp., Deb., 6.50%, 11/1/2013	4,004,189
8,165,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	8,643,913
2,470,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,622,689
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	100,011
5,000,000		Rogers Communications, Inc., 6.80%, 8/15/2018	5,676,588
2,500,000		SBC Communications, Inc., 5.10%, 9/15/2014	2,716,036
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	205,343
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	2,057,677
4,070,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	4,433,364
1,700,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,863,050
3,260,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	3,642,352
1,000,000		Verizon Florida LLC, Sr. Unsecd. Note, Series F, 6.125%, 1/15/2013	1,062,153
		TOTAL	67,971,158
		Consumer Cyclical - Automotive--0.8%
4,660,000	1,2	American Honda Finance Corp., 4.625%, 4/2/2013	4,706,241
4,950,000	1,2	American Honda Finance Corp., 7.625%, 10/1/2018	5,610,766
13,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	14,390,728
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	3,063,291
126,000	1,2	GMAC LLC, Series 144A, 6.00%, 4/1/2011	116,550
3,000,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	3,086,150
4,210,000	1,2	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	4,199,829
		TOTAL	35,173,555
		Consumer Cyclical - Entertainment--0.6%
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,192,812
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,490,518
10,000,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	10,960,249
6,750,000		Time Warner, Inc., Deb., 7.25%, 10/15/2017	7,628,251
3,800,000		Walt Disney Co., Note, 5.70%, 7/15/2011	4,103,432
		TOTAL	25,375,262
		Consumer Cyclical - Lodging--0.0%
850,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	741,514
		Consumer Cyclical - Retailers--0.7%
1,920,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,048,843
687,456	1,2	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	631,659
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	536,628
3,985,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	4,268,159
3,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	3,499,965
1,000,000		Home Depot, Inc., Sr. Unsecd. Note, 4.625%, 8/15/2010	1,032,851
2,520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	2,280,600
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	228,881
2,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	2,116,810
2,750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	2,929,701
10,000,000		Wal-Mart Stores, Inc., 6.20%, 4/15/2038	11,240,579
1,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.80%, 2/15/2018	1,119,463
		TOTAL	31,934,139
		Consumer Cyclical - Services--0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,403,261
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	215,753
		TOTAL	2,619,014
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	64,637
		Consumer Non-Cyclical Food/Beverage--1.4%
4,870,000	1,2	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	5,486,923
4,100,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	4,795,591
3,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	3,502,068
1,510,000		Coca-Cola Enterprises, Inc., 4.25%, 3/1/2015	1,594,871
100,000		Coca-Cola Enterprises, Inc., Sr. Deb., 6.75%, 9/15/2023	119,569
5,000,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	5,810,022
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,029
3,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	3,675,391
2,000,000		Hershey Foods Corp., Sr. Unsecd. Note, 5.00%, 4/1/2013	2,164,706
2,880,000		Kellogg Co., 4.25%, 3/6/2013	3,031,076
1,060,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	1,151,933
500,000		Kraft Foods, Inc., 6.50%, 11/1/2031	543,862
1,150,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,265,632
10,700,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	11,740,939
2,225,000		PepsiCo, Inc., 4.65%, 2/15/2013	2,387,984
3,000,000		PepsiCo, Inc., 7.90%, 11/1/2018	3,794,862
1,660,000	1,2	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	1,724,202
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	173,983
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	251,667
3,525,000	1,2	SABMiller PLC, Note, 6.20%, 7/1/2011	3,753,212
1,035,000		Sysco Corp., Sr. Note, 5.375%, 3/17/2019	1,106,565
1,380,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,440,994
2,745,000		The Coca-Cola Co., 4.875%, 3/15/2019	2,894,499
2,000,000		Wrigley (Wm.), Jr. Co., 4.30%, 7/15/2010	2,025,000
		TOTAL	64,535,580
		Consumer Non-Cyclical Health Care--0.3%
1,050,000		Baxter International, Inc., 6.25%, 12/1/2037	1,203,857
2,140,000	1,2	CareFusion Corp., 6.375%, 8/1/2019	2,294,067
3,000,000		Covidien International Finance SA, 5.45%, 10/15/2012	3,217,042
1,800,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	2,093,724
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	916,039
3,885,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.40%, 7/1/2017	4,221,403
		TOTAL	13,946,132
		Consumer Non-Cyclical Pharmaceuticals--0.9%
10,670,000		Abbott Laboratories, 5.15%, 11/30/2012	11,741,601
1,000,000		Abbott Laboratories, Sr. Unsecd. Note, 5.60%, 11/30/2017	1,099,514
2,109,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,260,041
3,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	3,323,616
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	449,904
3,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	4,000,024
2,000,000		GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018	2,190,027
10,730,000		Pfizer, Inc., Sr. Unsecd. Note, 6.20%, 3/15/2019	12,204,375
645,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	749,172
900,000		Watson Pharmaceuticals, Inc., 5.00%, 8/15/2014	911,603
		TOTAL	38,929,877
		Consumer Non-Cyclical Products--0.2%
500,000		Avon Products, Inc., Series B, 7.15%, 11/15/2009	506,497
1,000,000		Philips Electronics NV, 4.625%, 3/11/2013	1,028,539
2,840,000		Philips Electronics NV, 5.75%, 3/11/2018	2,994,559
700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	701,713
445,000		Snap-On, Inc., 6.25%, 8/15/2011	482,548
2,190,000		Whirlpool Corp., 5.50%, 3/1/2013	2,171,882
		TOTAL	7,885,738
		Consumer Non-Cyclical Supermarkets--0.2%
4,000,000		Kroger Co., 7.50%, 1/15/2014	4,604,844
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,502,494
		TOTAL	8,107,338
		Consumer Non-Cyclical Tobacco--0.5%
3,990,000		Altria Group, Inc., 9.25%, 8/6/2019	4,829,575
4,260,000		Philip Morris International, Inc., 5.65%, 5/16/2018	4,542,727
5,000,000		Philip Morris International, Inc., 6.875%, 3/17/2014	5,690,074
5,000,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	5,240,625
		TOTAL	20,303,001
		Energy - Independent--0.5%
3,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	3,184,986
3,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	4,142,940
2,380,000		Devon Energy Corp., 6.30%, 1/15/2019	2,636,072
1,830,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,989,689
400,000		Occidental Petroleum Corp., Deb., 10.125%, 9/15/2009	401,135
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,729,459
230,000	1,2	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	229,912
5,760,000		XTO Energy, Inc., 6.375%, 6/15/2038	6,058,468
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	672,009
895,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	969,365
		TOTAL	22,014,035
		Energy - Integrated--0.5%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	136,842
9,000,000		Conoco, Inc., 7.25%, 10/15/2031	10,684,580
2,250,000		Husky Energy, Inc., 5.90%, 6/15/2014	2,425,503
6,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	6,849,539
777,875	1,2	Qatar Petroleum, 5.579%, 5/30/2011	803,402
350,000	1,2	StatoilHydro ASA, 5.125%, 4/30/2014	382,009
		TOTAL	21,281,875
		Energy - Oil Field Services--0.1%
2,040,000		Weatherford International Ltd., 6.00%, 3/15/2018	2,086,803
2,350,000		Weatherford International Ltd., 9.875%, 3/1/2039	3,083,736
		TOTAL	5,170,539
		Energy - Refining--0.2%
2,630,000		Premcor Refining Group, Inc., 6.125%, 5/1/2011	2,733,337
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	3,920,852
1,590,000		Valero Energy Corp., 9.375%, 3/15/2019	1,843,016
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	891,944
		TOTAL	9,389,149
		Financial Institution - Banking--5.3%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	2,828,530
7,750,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	8,503,546
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	1,960,817
2,420,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,513,050
10,000,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	11,072,082
1,225,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.90%, 5/1/2013	1,242,421
2,500,000	1,2	Barclays Bank PLC, 5.926%, 12/31/2049	1,737,500
1,050,000	3	Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	1,093,426
1,870,000	3	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,031,827
16,230,000	3	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	18,662,508
4,500,000		Capital One Bank, Sub., 8.80%, 7/15/2019	4,845,939
3,000,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	3,299,486
20,000,000		Citigroup, Inc., Sr. Unsecd. Note, 6.50%, 8/19/2013	20,612,890
3,040,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,761,259
2,000,000		Credit Suisse (USA), Inc., 5.125%, 1/15/2014	2,118,707
150,000		Credit Suisse (USA), Inc., Note, 6.125%, 11/15/2011	163,128
537,000		Credit Suisse (USA), Inc., Note, 6.50%, 1/15/2012	585,641
2,450,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	2,608,394
1,000,000		Credit Suisse (USA), Inc., Unsecd. Note, 5.50%, 8/15/2013	1,075,914
1,250,000		Credit Suisse FB USA,Inc., Company Guarantee, 5.125%, 8/15/2015	1,321,722
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	2,685,000
6,000,000		Goldman Sachs Group, Inc., 6.00%, 5/1/2014	6,477,791
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,555,042
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,089,010
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,586,865
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	855,334
9,310,000		Goldman Sachs Group, Inc., Sr. Note, 6.15%, 4/1/2018	9,824,011
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.35%, 1/15/2016	1,029,065
15,250,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	15,566,676
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,289,544
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	50,025
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	150,089
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,050,383
3,150,000		JPMorgan Chase & Co., 5.75%, 1/2/2013	3,375,250
1,660,000		JPMorgan Chase & Co., Sr. Note, 6.00%, 1/15/2018	1,782,937
5,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	6,060,456
4,500,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,702,796
2,000,000		JPMorgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	2,136,381
3,800,000		M & T Bank Corp., 5.375%, 5/24/2012	3,759,251
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,743,411
80,000		Marshall & Ilsley Bank, Milwaukee, 4.65%, 12/20/2012	80,817
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,703,335
1,253,000		Merrill Lynch & Co., Inc., Note, 4.125%, 9/10/2009	1,253,851
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	202,625
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	954,528
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	660,404
12,350,000		Merrill Lynch & Co., Sr. Unsecd. Note, 5.45%, 2/5/2013	12,664,398
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	262,681
1,600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	1,617,813
50,000		Morgan Stanley, Sr. Unsecd. Note, 5.05%, 1/21/2011	51,752
3,075,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	3,158,597
1,855,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	1,961,321
4,580,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	4,883,741
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	799,982
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	2,089,929
1,000,000		Northern Trust Corp., 4.625%, 5/1/2014	1,071,281
2,000,000		PNC Bank, N.A., Series BKNT, 6.00%, 12/7/2017	2,064,632
3,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	3,108,396
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,210,157
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,193,108
2,020,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	2,040,106
1,424,170	1,2	Regional Diversified Funding, 9.25%, 3/15/2030	719,348
80,000		Southwest Bank AN M&I, Series CD2, 4.65%, 12/20/2012	81,430
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,706,930
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	769,766
1,810,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	1,890,795
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,328,309
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,014,827
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,303,170
12,620,000		Wachovia Corp., 5.75%, 2/1/2018	13,326,091
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,285,731
1,530,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,619,156
2,650,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,629,895
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,141,455
		TOTAL	238,658,461
		Financial Institution - Brokerage--0.8%
5,180,000		Blackrock, Inc., 6.25%, 9/15/2017	5,595,995
2,820,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	2,977,653
2,975,000		Eaton Vance Corp., 6.50%, 10/2/2017	3,141,820
2,645,000	1,2	FMR Corp., Bond, 7.57%, 6/15/2029	2,836,039
6,870,000		Invesco Ltd., Note, 4.50%, 12/15/2009	6,903,718
750,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	743,849
3,830,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	3,554,769
4,750,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	4,991,496
2,401,000	4,5	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	432,180
1,750,000	4,5	Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	315,000
440,000		Nuveen Investments, 5.00%, 9/15/2010	422,400
440,000		Nuveen Investments, 5.50%, 9/15/2015	261,800
2,630,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	2,775,542
		TOTAL	34,952,261
		Financial Institution - Finance Noncaptive--2.2%
5,605,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	6,330,387
6,480,000		American Express Credit Corp., 5.875%, 5/2/2013	6,790,345
5,000,000		American Express Credit Corp., 7.30%, 8/20/2013	5,475,272
3,820,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	3,875,598
500,000		American General Finance Corp., 4.00%, 3/15/2011	400,685
2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	1,892,500
1,555,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,688,792
4,770,000		Berkshire Hathaway, Inc., Company Guarantee, 5.00%, 8/15/2013	5,160,311
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	22,845
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	33,975
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	1,734,600
285,000		Capital One Capital V, 10.25%, 8/15/2039	290,475
1,795,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 8.30%, 5/10/2017	354,100
15,000,000		General Electric Capital Corp., 4.80%, 5/1/2013	15,511,494
10,360,000		General Electric Capital Corp., 5.625%, 5/1/2018	10,361,278
1,750,000		General Electric Capital Corp., 5.625%, 9/15/2017	1,761,810
3,200,000		General Electric Capital Corp., 6.875%, 1/10/2039	3,190,209
1,000,000		General Electric Capital Corp., Note, 6.125%, 2/22/2011	1,061,192
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	198,129
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 5.375%, 10/20/2016	2,023,357
10,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 5.875%, 1/14/2038	8,917,140
200,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 5.00%, 6/15/2016	193,527
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	1,026,712
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	1,872,000
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,862,299
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	1,006,038
50,000		HSBC Finance Corp., Sr. Unsecd. Note, 5.70%, 6/1/2011	52,063
1,000,000	1,2	ILFC E-Capital Trust I, 5.90%, 12/21/2065	430,000
1,620,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,508,625
7,450,000		International Lease Finance Corp., 6.625%, 11/15/2013	5,787,905
1,500,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.125%, 11/1/2010	1,389,375
1,000,000	1,2	Lukoil International Finance BV, 6.356%, 6/7/2017	945,000
1,620,000	1,2	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	1,665,834
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	769,899
		TOTAL	96,583,771
		Financial Institution - Insurance - Health--0.3%
3,530,000		CIGNA Corp., 6.35%, 3/15/2018	3,391,411
2,383,000		UnitedHealth Group, Inc., 6.00%, 11/15/2017	2,451,722
4,795,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	4,930,059
2,890,000		Wellpoint, Inc., 5.85%, 1/15/2036	2,774,142
		TOTAL	13,547,334
		Financial Institution - Insurance - Life--0.7%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,674,185
6,522,000	1,2	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 6/1/2039	7,287,009
1,480,000		MetLife, Inc., 6.75%, 6/1/2016	1,641,585
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	2,496,574
3,000,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	3,314,983
4,210,000	1,2	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	4,276,012
3,000,000	1,2	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	2,490,469
4,440,000		Prudential Financial, Inc., 5.15%, 1/15/2013	4,519,737
1,050,000		Prudential Financial, Inc., 6.625%, 12/1/2037	1,040,117
430,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	469,243
		TOTAL	31,209,914
		Financial Institution - Insurance - P&C--0.9%
9,260,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	9,920,619
3,780,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	3,995,949
2,625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	2,780,894
1,000,000		Assured Guaranty US Hldg, 7.00%, 6/1/2034	397,075
2,510,000		CNA Financial Corp., 6.50%, 8/15/2016	2,264,025
3,590,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	3,916,201
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	880,140
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	733,022
1,750,000	1,2	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,574,088
1,760,000	1,2	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	1,774,939
2,187,000		Penn Central Corp., Sub. Note, 10.875%, 5/1/2011	1,919,622
2,600,000	1,2	TIAA Global Markets, Inc., 4.95%, 7/15/2013	2,751,822
2,395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	2,553,562
3,350,000	1,2	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	2,998,250
		TOTAL	38,460,208
		Financial Institution - REITs--0.5%
2,920,000		AMB Property LP, 6.30%, 6/1/2013	2,856,049
870,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	763,213
1,000,000		Liberty Property LP, 6.625%, 10/1/2017	913,073
3,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	3,894,728
4,900,000		Prologis, Sr. Note, 7.625%, 8/15/2014	4,853,582
3,500,000		Simon Property Group LP, 6.125%, 5/30/2018	3,583,355
4,315,000		Simon Property Group LP, 6.75%, 5/15/2014	4,604,525
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,461,555
		TOTAL	22,930,080
		Foreign-Local-Government--0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	954,727
		Government Agency--0.0%
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	501,099
		Municipal Services--0.0%
790,000	1,2	Army Hawaii Family Housing, 5.524%, 6/15/2050	568,713
1,560,000	1,2	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,128,348
		TOTAL	1,697,061
		Sovereign--0.1%
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,508,276
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,500,797
		TOTAL	6,009,073
		Technology--1.5%
1,110,000		BMC Software, Inc., 7.25%, 6/1/2018	1,137,173
4,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	4,716,110
890,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	975,162
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,121,424
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,058,859
5,485,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	6,004,425
4,200,000		Harris Corp., 5.95%, 12/1/2017	4,478,746
4,340,000		Hewlett-Packard Co., 6.125%, 3/1/2014	4,872,399
2,890,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	3,125,343
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,809,890
5,000,000		IBM Corp., 7.625%, 10/15/2018	6,145,621
500,000		IBM Corp., Deb., 6.22%, 8/1/2027	569,020
135,000		IBM Corp., Deb., 7.50%, 6/15/2013	156,311
3,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	4,123,169
3,290,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	3,616,528
3,800,000		KLA-Tencor Corp., 6.90%, 5/1/2018	3,884,944
5,000,000		Oracle Corp., 5.00%, 7/8/2019	5,254,876
1,000,000		Oracle Corp., Note, 5.25%, 1/15/2016	1,080,346
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	551,276
3,500,000		Pitney Bowes, Inc., Sr. Unsecd. Note, 4.625%, 10/1/2012	3,747,495
2,000,000		Pitney Bowes, Inc., Unsecd. Note, 3.875%, 6/15/2013	2,067,446
		TOTAL	65,496,563
		Transportation - Airlines--0.1%
5,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	5,369,385
		Transportation - Railroads--0.4%
3,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	3,954,948
3,000,000		Canadian National Railway Co., 5.55%, 5/15/2018	3,233,182
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,068,453
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	315,656
3,900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	4,197,507
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,638,579
2,000,000		Union Pacific Corp., 7.875%, 1/15/2019	2,441,065
		TOTAL	17,849,390
		Transportation - Services--0.1%
2,030,000	1,2	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,993,120
1,500,000		Ryder System, Inc., Unsecd. Note, Series MTN, 4.625%, 4/1/2010	1,534,345
		TOTAL	3,527,465
		Utility - Electric--2.0%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,687,908
3,380,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	4,083,786
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	868,065
8,100,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	8,726,113
3,000,000		Consolidated Edison Co., 5.85%, 4/1/2018	3,282,998
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	739,219
1,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	1,304,816
2,950,000		Dominion Resources, Inc., 8.875%, 1/15/2019	3,705,873
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,226,962
2,990,000	1,2	Electricite De France, 5.50%, 1/26/2014	3,232,614
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	273,047
1,250,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 4.875%, 11/1/2011	1,258,849
1,360,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	1,651,641
3,000,000		FPL Group Capital, Inc., Unsecd. Note, 5.35%, 6/15/2013	3,200,795
2,770,000	1,2	FirstEnergy Solutions Co., Company Guarantee, Series 144A, 6.05%, 8/15/2021	2,900,991
2,134,733	1,2	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,231,514
1,750,000	1,2	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, 6.25%, 6/17/2014	1,837,923
3,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	3,973,296
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,112,871
2,690,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	2,888,327
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	916,972
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	981,581
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,240,837
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	874,442
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	772,841
5,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	5,240,510
2,290,000		Progress Energy, Inc., 7.05%, 3/15/2019	2,688,430
500,000		SCANA Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 5/15/2011	538,113
3,700,000		Union Electric Co., 6.00%, 4/1/2018	3,939,610
1,280,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,324,503
7,340,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	7,971,673
6,000,000		Westar Energy, Inc., 1st Mtg. Bond, 8.625%, 12/1/2018	7,463,405
		TOTAL	89,140,525
		Utility - Natural Gas Distributor--0.3%
2,000,000		Atmos Energy Corp., 5.125%, 1/15/2013	2,068,833
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,578,628
2,655,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	2,946,153
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,798,665
3,000,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	3,272,577
		TOTAL	13,664,856
		Utility - Natural Gas Pipelines--0.5%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	683,099
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,296,664
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,851,439
1,700,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	1,765,662
3,285,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	3,957,952
5,900,000		Kinder Morgan Energy Partners LP, 7.50%, 11/1/2010	6,204,916
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,538,473
3,340,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	3,706,322
		TOTAL	23,004,527
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,205,144,972)	1,275,156,490
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
26,916		FNMA ARM 681769, 4.207%, 1/01/2033	27,357
		Government National Mortgage Association--0.0%
2,938		GNMA2 ARM 80201, 30 Year, 4.375%, 5/20/2028	3,061
1,653		GNMA2 ARM 8717, 4.125%, 10/20/2025	1,711
		TOTAL	4,772
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $32,519)	32,129
		ASSET-BACKED SECURITIES--0.5%
		Commercial Mortgage--0.5%
12,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AM, 5.509%, 9/15/2039	7,911,110
18,680,000		Morgan Stanley Capital, Inc., Class A4, 6.076%, 6/11/2049	14,722,186
		TOTAL	22,633,296
		Financial Institution - Finance Noncaptive--0.0%
378,146		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	207,596
		Home Equity Loan--0.0%
18,696	1,2	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029	14,583
		Utility - Electric--0.0%
1,000,000		Peco Energy Transition Trust 2001-A, Class A1, 6.52%, 12/31/2010	1,038,018
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $27,338,472)	23,893,493
		CERTIFICATE OF DEPOSIT--0.0%
		Financial Institution - Banking--0.0%
85,000		Goldman Sachs Bank USA CD, 4.600%, 12/12/2012 (IDENTIFED COST $87,594)	89,569
		GOVERNMENT AGENCIES--8.0%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,534,472
1,000,000		Federal Farm Credit System, Bond, 4.20%, 2/19/2015	1,006,119
630,000		Federal Farm Credit System, Bond, 4.30%, 12/15/2014	664,437
2,000,000		Federal Farm Credit System, Bond, 4.60%, 5/27/2015	2,066,896
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	1,083,520
1,000,000		Federal Farm Credit System, Bond, 5.61%, 4/6/2020	1,009,990
1,000,000		Federal Farm Credit System, Bond, 5.625%, 12/21/2021	1,025,683
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,604,709
80,000,000	6	Federal Home Loan Bank System, 3.375%, 8/13/2010	82,141,376
45,000,000	6	Federal Home Loan Bank System, 3.625%, 10/18/2013	47,172,452
1,250,000		Federal Home Loan Bank System, Bond, 3.50%, 3/13/2015	1,267,756
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/10/2011	2,112,267
2,000,000		Federal Home Loan Bank System, Bond, 4.25%, 6/14/2013	2,137,663
2,000,000		Federal Home Loan Bank System, Bond, 4.625%, 10/10/2012	2,166,928
2,000,000		Federal Home Loan Bank System, Bond, 5.00%, 12/9/2016	2,167,635
1,000,000		Federal Home Loan Bank System, Bond, 5.10%, 10/22/2012	1,006,257
1,000,000		Federal Home Loan Bank System, Bond, 5.125%, 12/7/2012	1,011,736
1,000,000		Federal Home Loan Bank System, Bond, 5.65%, 4/20/2022	1,049,087
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	147,044
750,000		Federal Home Loan Bank System, Bond, Series 1G-2015, 4.45%, 2/12/2015	758,589
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	487,293
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	541,657
2,000,000		Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	2,029,635
20,000,000	6	Federal Home Loan Mortgage Corp., 3.125%, 2/12/2010	20,254,728
40,000,000	6	Federal Home Loan Mortgage Corp., 4.875%, 6/13/2018	43,270,452
55,000,000	6	Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010	57,472,349
2,000,000		Federal Home Loan Mortgage Corp., Note, 3.75%, 3/27/2019	1,979,726
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	434,449
1,500,000		Federal Home Loan Mortgage Corp., Note, 5.30%, 5/12/2020	1,542,245
2,000,000		Federal Home Loan Mortgage Corp., Note, 5.40%, 9/12/2013	2,048,613
500,000		Federal Home Loan Mortgage Corp., Note, 5.70%, 10/2/2017	502,148
15,000,000	6	Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	15,706,152
40,000,000	6	Federal National Mortgage Association, 3.875%, 7/12/2013	42,576,332
2,500,000		Federal National Mortgage Association, 5.40%, 3/9/2017	2,555,211
500,000		Federal National Mortgage Association, 5.50%, 5/3/2017	514,337
5,780,000	6	Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,266,921
2,000,000		Federal National Mortgage Association, Note, 2.75%, 3/13/2014	2,018,315
2,000,000		Federal National Mortgage Association, Unsecd. Note, 4.15%, 4/1/2015	2,023,958
1,000,000		Federal National Mortgage Association, Unsecd. Note, 4.44%, 1/14/2014	1,013,625
1,000,000		Federal National Mortgage Association, Unsecd. Note, 5.52%, 1/26/2017	1,018,504
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,135,506
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $342,686,840)	359,526,772
		GOVERNMENTS/AGENCIES--0.5%
		Sovereign--0.5%
17,200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	18,060,000
3,500,000		United Mexican States, 6.625%, 3/3/2015	3,832,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $19,893,669)	21,892,500
		U.S. TREASURY--6.4%
		U.S. Treasury Bonds--0.4%
10,000,000		United States Treasury Bond, 3.50%, 2/15/2039	8,840,625
9,000,000		United States Treasury Bond, 4.25%, 5/15/2039	9,105,469
		TOTAL	17,946,094
		U.S. Treasury Notes--6.0%
50,000,000	6	United States Treasury Note, 2.25%, 5/31/2014	49,876,955
40,000,000	6	United States Treasury Note, 2.375%, 3/31/2016	38,653,124
125,000,000	6	United States Treasury Note, 2.625%, 6/30/2014	126,630,863
1,000,000		United States Treasury Note, 2.875%, 1/31/2013	1,040,742
9,000,000	6	United States Treasury Note, 3.125%, 5/15/2019	8,787,305
14,800,000	6	United States Treasury Note, 3.25%, 5/31/2016	15,063,046
1,000,000		United States Treasury Note, 3.625%, 12/31/2012	1,065,742
19,820,000		United States Treasury Note, 4.00%, 8/15/2018	20,746,740
1,000,000		United States Treasury Note, 4.125%, 5/15/2015	1,078,711
1,000,000		United States Treasury Note, 4.25%, 11/15/2014	1,087,773
1,000,000		United States Treasury Note, 4.625%, 7/31/2012	1,091,720
1,000,000		United States Treasury Note, 4.875%, 7/31/2011	1,075,195
200,000		United States Treasury Note, 5.00%, 8/15/2011	215,859
1,000,000		United States Treasury Note, 5.125%, 6/30/2011	1,077,305
100,000		United States Treasury Note, 6.50%, 2/15/2010	102,832
		TOTAL	267,593,912
		TOTAL U.S. TREASURY (IDENTIFIED COST $284,444,775)	285,540,006
		MORTGAGE-BACKED SECURITIES--0.1%
		Federal Home Loan Mortgage Corporation--0.0%
309,349		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	331,792
135,967		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	145,831
32,429		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	33,093
76,167		Federal Home Loan Mortgage Corp., Pool M80777, 4.50%, 9/1/2009	76,276
		TOTAL	586,992
		Federal National Mortgage Association--0.1%
224,645		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	233,049
190,354		Federal National Mortgage Association, Pool 255014, 4.50%, 11/1/2010	192,825
151,440		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	161,339
9,450		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	9,973
518,525		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	548,639
		TOTAL	1,145,825
		Government National Mortgage Association--0.0%
33,585		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	36,952
1,848		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,040
4,266		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,692
1,441		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,585
3,080		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,394
344		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	381
194,632		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	211,535
8,183		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	8,929
8,496		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	9,233
1,770		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	1,915
382,150		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	387,599
88,791		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	96,993
		TOTAL	765,248
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,371,685)	2,498,065
		COLLATERALIZED MORTGAGE OBLIGATIONS--3.4%
		Commercial Mortgage--3.4%
18,800,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	18,624,637
5,000,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class A4, 5.935%, 2/10/2051	4,006,571
10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,638,786
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	18,624,540
22,260,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	20,076,514
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	15,147,908
16,000,000		LB-UBS Commercial Mortgage Trust 2008-C1, Class A2, 6.317%, 4/15/2041	14,440,336
3,000,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	2,794,411
6,700,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.460%, 2/12/2051	4,009,638
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	9,658,380
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	7,899,353
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	5,682,789
22,950,000		Morgan Stanley Capital, Inc. 2007-T27, Class A4, 5.802%, 6/13/2042	20,601,680
		TOTAL	152,205,543
		Federal National Mortgage Association--0.0%
20,159		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	22,716
9,337		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	10,650
		TOTAL	33,366
		Government National Mortgage Association--0.0%
319,321		Government National Mortgage Association REMIC 0486C TA, 4.00%, 7/20/2034	327,165
		Non-Agency Mortgage--0.0%
8,614	1,2	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 4.710%, 1/28/2027	4,910
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $168,948,131)	152,570,984
		MUNICIPAL--0.1%
4,840,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72% Bonds, 12/1/2038 (IDENTIFIED COST $4,840,000)	5,208,082
		PREFERRED STOCK--0.0%
		Finance Commercial—0.0%
26	1,2	Preferred Blocker, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $7,913)	12,097
		MUTUAL FUNDS—64.3%7
4,824,435		Emerging Markets Fixed Income Core Fund	106,826,439
138,947,944		Federated Mortgage Core Portfolio	1,396,426,838
56,189,886		High Yield Bond Portfolio	327,025,135
1,043,820,616	8,9	Prime Value Obligations Fund, Institutional Shares, 0.38%	1,043,820,616
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,823,528,815)	2,874,099,028
		TOTAL INVESTMENTS—111.8% (IDENTIFIED COST $4,879,325,385)10	5,000,519,215
		OTHER ASSETS AND LIABILITIES—NET—(11.8)%11	(528,136,393)
		TOTAL NET ASSETS—100%	$4,472,382,822

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2009, these restricted securities amounted to $89,372,977, which represented 2.0% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2009, these liquid restricted securities amounted to $89,372,977, which represented 2.0% of total net assets.

3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$553,705,804	$566,787,000
7	Affiliated companies.
8	All or a portion of this security is held as collateral for securities lending.
9	7-Day net yield.
10
At August 31, 2009, the cost of investments for federal tax purposes was $4,879,183,111.  The net unrealized appreciation of investments for federal tax purposes was $121,336,104.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $165,175,767 and net unrealized depreciation from investments for those securities having an excess of cost over value of $43,839,663.

11
Assets other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund received cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$---	$1,275,156,490	$---	$1,275,156,490
Adjustable Rate Mortgages	$---	$32,129	$---	$32,129
Asset-Backed Securities	$---	$23,893,493	$---	$23,893,493
Certificate of Deposit	$---	$89,569	$---	$89,569
Government Agencies	$---	$359,526,772	$---	$359,526,772
Governments/Agencies	$---	$21,892,500	$---	$21,892,500
U.S. Treasury	$---	$285,540,006	$---	$285,540,006
Mortgage-Backed Securities	$---	$2,498,065	$---	$2,498,065
Collateralized Mortgage Obligations	$---	$152,570,984	$---	$152,570,984
Municipal	$---	$5,208,082	$---	$5,208,082
Preferred Stock	$---	$12,097	$---	$12,097
Mutual Funds	$2,874,099,028	$---	$---	$2,874,099,028
TOTAL SECURITIES	$2,874,099,028	$2,126,420,187	$---	$5,000,519,215

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009